FORMULAFOLIOS HEDGED GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	EQUITY - 79.7%
12,165	iShares Core S&P 500 ETF	$ 4,831,694
13,471	iShares Core S&P Mid-Cap ETF	3,273,184
33,140	iShares Core S&P Small-Cap ETF	3,221,208
15,477	SPDR Dow Jones Industrial Average ETF Trust	4,885,314
23,125	SPDR S&P Dividend ETF	2,860,563
26,305	Vanguard High Dividend Yield ETF	2,729,670
		21,801,633
	FIXED INCOME - 18.6%
61,650	iShares 1-3 Year Treasury Bond ETF	5,073,179

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,678,047)	26,874,812

	TOTAL INVESTMENTS - 98.3% (Cost $25,678,047)	$ 26,874,812
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	471,850
	NET ASSETS - 100.0%	$ 27,346,662

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

FORMULAFOLIOS SMART GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.4%
	EQUITY - 74.3%
21,307	iShares Core S&P 500 ETF	$ 8,462,715
14,205	iShares Core S&P Mid-Cap ETF	3,451,531
36,056	iShares Core S&P Small-Cap ETF	3,504,643
24,742	SPDR S&P Dividend ETF	3,060,585
28,103	Vanguard High Dividend Yield ETF	2,916,248
		21,395,722
	FIXED INCOME - 24.1%
76,040	SPDR Bloomberg 1-3 Month T-Bill ETF	6,961,462

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,882,376)	28,357,184

	TOTAL INVESTMENTS - 98.4% (Cost $25,882,376)	$ 28,357,184
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%	473,306
	NET ASSETS - 100.0%	$ 28,830,490

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

FORMULAFOLIOS TACTICAL GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	EQUITY - 99.2%
166,738	iShares Core MSCI Total International Stock ETF	$ 9,420,697
53,557	iShares U.S. Real Estate ETF	5,048,283
53,231	Vanguard Real Estate ETF	4,951,015
50,305	Vanguard Total Stock Market ETF	9,988,561
	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,878,064)	29,408,556

	TOTAL INVESTMENTS - 99.2% (Cost $30,878,064)	$ 29,408,556
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	228,315
	NET ASSETS - 100.0%	$ 29,636,871

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

FORMULAFOLIOS TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	FIXED INCOME - 99.4%
291,890	Fidelity Total Bond ETF	$ 13,567,047
186,369	Invesco Total Return Bond ETF	8,994,168
337,773	iShares 1-3 Year Treasury Bond ETF	27,795,340
224,007	iShares Core U.S. Aggregate Bond ETF	22,559,745
98,766	iShares iBoxx $ Investment Grade Corporate Bond ETF	10,792,161
354,818	Vanguard Total Bond Market ETF	26,469,423
		110,177,884

	TOTAL EXCHANGE-TRADED FUNDS (Cost $121,066,900)	110,177,884

	TOTAL INVESTMENTS - 99.4% (Cost $121,066,900)	$ 110,177,884
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	655,559
	NET ASSETS - 100.0%	$ 110,833,443

ETF	- Exchange-Traded Fund